Note 6 - Deferred Charges, Net (Details) - Summary of Deferred Charges (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of Deferred Charges [Abstract]
Balance	$ 318,578	$ 697,951
Amortization of loan arrangement fees	(145,825)	(135,981)
Deferred offering expenses	165,678
Deferred offering expenses reclassified to paid-in capital		(243,392)
Balance	$ 338,431	$ 318,578